Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)		$ 0.0000625
Ordinary shares, shares authorized (in Shares)		800,000,000
Ordinary shares, shares issued (in Shares)		20,300,000
Ordinary shares, shares outstanding (in Shares)		20,300,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	791,000,000
Ordinary shares, shares issued (in Shares)	11,300,000
Ordinary shares, shares outstanding (in Shares)	11,300,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0000625
Ordinary shares, shares authorized (in Shares)	9,000,000
Ordinary shares, shares issued (in Shares)	9,000,000
Ordinary shares, shares outstanding (in Shares)	9,000,000